Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of assets held for sale

Non-current assets of disposal groups classified as held for sale	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Land	-	2,357,031
Constructions	-	591,128
Machinery	167,851	4,123
Total	167,851	2,952,282